UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
(Exact name of registrant as specified in charter)

6101 Condor Drive
Moorpark , California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive
  Moorpark, California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Annual Report
as of and for the year ended December 31, 2012

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

Page
Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statements of Changes in Partners’ Capital	5

Statement of Cash Flows	6-7

Financial Highlights	8-10

Notes to Financial Statements	11-27

Report of Independent Registered Public Accounting Firm	28

Additional Information	29

Directors and Officers	30-32

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
December 31, 2012

Assets:
Investments at fair value (cost $321,469,968)	$362,094,387
Receivable from affiliates	168,576
Interest receivable	12,935
Other assets	594,346
Total assets	362,870,244

Liabilities:
Payable to investment manager	1,233,402
Accrued expenses	356,214
Other liabilities	10,649
Total liabilities	1,600,265

Partners’ Capital	$361,269,979

Partners’ Capital consists of:
General partner	$29,786,420
Limited partner	331,483,559
Total partners’ capital	$361,269,979

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
For the Year Ended December 31, 2012

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 100%*
Mortgage Investments – 83%*
PNMAC Mortgage Co. Funding, LLC ^	$129,413,641	$151,835,167
PNMAC Mortgage Co. Funding II, LLC ^	98,405,825	102,662,950
PNMAC Mortgage Co (FI), LLC ^	30,201,776	32,034,909
PNMAC Mortgage Co., LLC ^	1,469,712	14,424,116
Total Mortgage Investments (Cost $259,490,954)	$259,490,954	300,957,142

Mortgage-Backed Security – 1%*
SWDNSI Trust Series 2010-2 ^	$8,383,473	5,019,339
Total Mortgage –Backed Security (Cost $5,861,108)	$8,383,473	5,019,339

Short-Term Investment – 16%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	56,117,906	56,117,906
Total Short-Term Investment (Cost $56,117,906)	56,117,906	56,117,906

TOTAL INVESTMENTS (Cost $321,469,968)		362,094,387

Liabilities in excess of other assets – < (1%)*		(824,408)
TOTAL PARTNERS’ CAPITAL –100%*		$361,269,979

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Year Ended December 31, 2012

Investment income
Dividends	$26,124,907
Interest	7,866,608
Total investment income	33,991,515
Expenses
Investment advisory fees	5,470,625
Interest	1,491,716
Investment due diligence	745,980
Insurance	360,724
Directors’ fees	338,635
Administration fees	191,529
Professional fees	157,296
Custody fees	20,279
Other	46,831
Total expenses	8,823,615

Net investment income	25,167,900

Net realized and change in unrealized gain on investments
Net realized loss on investments	(3,162,057)
Net change in unrealized gain on investments	6,806,621
Net realized loss and change in unrealized gain on investments	3,644,564
Net increase in partners’ capital resulting from operations	$28,812,464

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Changes in Partners’ Capital
For the Years Ended December 31, 2012 and 2011

	General Partner	Limited Partner	Total

Partners’ capital, December 31, 2010	$17,689,725	$402,536,555	$420,226,280

Distributions	-	(44,169,205)	(44,169,205)
Increase (decrease) in partners’ capital from operations:
Net investment income	109	23,507,815	23,507,924
Net change in unrealized gain on investments	13	3,797,211	3,797,224
Net change in Carried Interest	6,784,331	(6,784,331)	-
Net increase in partners’ capital from operations	6,784,453	20,520,695	27,305,148

Partners’ capital, December 31, 2011	24,474,178	378,888,045	403,362,223

Distributions	-	(70,904,708)	(70,904,708)
Increase (decrease) in partners’ capital from operations:
Net investment income	137	25,167,763	25,167,900
Net realized and change in unrealized gain on investments	6	3,644,558	3,644,564
Net change in Carried Interest	5,312,099	(5,312,099)	-
Net increase in partners’ capital from operations	5,312,242	23,500,222	28,812,464

Partners’ capital, December 31, 2012	$29,786,420	$331,483,559	$361,269,979

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Year Ended December 31, 2012

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$28,812,464

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Non-cash dividends received from mortgage investments	(19,175,959)
Purchases of Mortgage Investments	(20,227,558)
Distributions from Mortgage Investments	85,319,999
Purchases of mortgage-backed securities	(34,150,009)
Sales and repayment of mortgage-backed securities	225,322,228
Accrual of unearned discounts on mortgage-backed securities	(3,706,912)
Net realized loss on investments	3,162,057
Net change in unrealized gain on investments	(6,806,621)
Changes in other assets and liabilities:
Increase in short-term investment	(19,802,836)
Decrease in margin deposits	6,581,000
Decrease in receivable from affiliates	231,418
Decrease in interest receivable	353,059
Increase in other assets	(157,009)
Decrease in payable to investment manager	(243,501)
Decrease in interest payable	(85,722)
Decrease in payable to affiliates	(28,686)
Increase in accrued expenses	28,947
Increase in other liabilities	10,649

Net cash provided by operating activities	245,437,008

Cash flows from financing activities:
Sale of securities under agreements to repurchase	30,340,500
Repayments of securities sold under agreements to repurchase	(204,872,800)
Capital distributions	(70,904,708)

Net cash used in financing activities	(245,437,008)

Net increase in cash	-

Cash at beginning of year	-
Cash at end of year	$-

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Year Ended December 31, 2012

Supplemental cash flow information
Interest paid during the year	$1,577,438
Non-cash investing and financing activities
Receipt of servicing advances from PNMAC Mortgage Co., LLC	$19,175,959
Receipt of mortgage loans from PNMAC Mortgage Co., LLC	$74,776,596
Receipt of mortgage loans from PNMAC Mortgage Co. Funding, LLC	$167,956,845
Receipt of a reserve account from PNMAC Mortgage Co. Funding, LLC	$1,408,073
Assumption of mortgage backed securities payable from PNMAC Mortgage Co. Funding II, LLC	$80,256,529

Contributions of mortgage loans to PNMAC Mortgage Co., LLC	$4,388,123
Contributions of mortgage loans to PNMAC Mortgage Co. Funding, LLC	$74,776,596
Contribution of a mortgage backed security to PNMAC Mortgage Co. Funding, LLC	$29,718,468
Contribution of mortgage backed securities payable to PNMAC Mortgage Co. Funding, LLC	$80,256,529
Contributions of servicing advances to PNMAC Mortgage Co. Funding, LLC	$9,610,400
Contributions of servicing advances to PNMAC Mortgage Co. Funding II, LLC	$9,565,559
Contributions of mortgage loans to PNMAC Mortgage Co. Funding II, LLC	$163,568,722
Contributions of a reserve account to PNMAC Mortgage Co. Funding II, LLC	$1,408,073

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Years Ended December 31, 2012, 2011, 2010, 2009, and for the period
  August 11, 2008 (commencement of operations) through December 31, 2008

For the year ended December 31, 2012
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	7.70%		9.13%		7.70%
Carried Interest (3)	-		12.57%		(0.98	% )
After Carried Interest	7.70%		21.71%		6.73%
Internal rate of return (4)	12.55%		944.06%		10.54%
Ratio of net investment income to weighted average partners’ capital	6.57%		8.44%		6.57%
Ratio of expenses to weighted average partners’ capital (1)	(2.30	% )	(0.83	% )	(2.30	% )
Carried Interest	-		327,857.36%		(1.39	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.30	% )	327,856.53%		(3.69	% )

Partners’ capital, end of year	$361,269,979		$29,786,420		$331,483,559
Portfolio turnover rate (7)	15.00%

For the year ended December 31, 2011
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	6.98%		8.48%		6.98%
Carried Interest (3)	-		29.87%		(1.47	% )
After Carried Interest	6.98%		38.35%		5.51%
Internal rate of return (4)	14.16%		1,872.29%		11.80%
Ratio of net investment income to weighted average partners’ capital	5.82%		7.22%		5.82%
Ratio of expenses to weighted average partners’ capital (1)	(2.30	% )	(0.83	% )	(2.30	% )
Carried Interest	-		451,547.69%		(1.68	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.30	% )	451,546.86%		(3.98	% )

Partners’ capital, end of year	$403,362,223		$24,474,178		$378,888,045
Portfolio turnover rate (7)	7.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Years Ended December 31, 2012, 2011, 2010, 2009, and for the period
  August 11, 2008 (commencement of operations) through December 31, 2008

For the year ended December 31, 2010
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	29.05%		30.97%		29.05%
Carried Interest (3)	-		1,613,442.17%		(4.89	% )
After Carried Interest	29.05%		1,613,473.14%		24.16%
Internal rate of return (4)	18.15%		5,897.95%		15.29%
Ratio of net investment income to weighted average partners’ capital	5.51%		8.27%		5.51%
Ratio of expenses to weighted average partners’ capital (1)	(2.36	% )	(0.76	% )	(2.36	% )
Carried Interest	-		1,386,765.96%		(4.77	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.36	% )	1,386,765.20%		(7.13	% )
Partners’ capital, end of year	$420,226,280		$17,689,725		$402,536,555
Portfolio turnover rate (7)	61.00%

For the year ended December 31, 2009
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	7.35%		11.25%		7.35%
Carried Interest (3)	-		-		-
After Carried Interest	7.35%		11.25%		7.35%
Internal rate of return (4)	4.88%		6.82%		4.88%
Ratio of net investment income to weighted average partners’ capital	12.63%		16.51%		12.63%
Ratio of expenses to weighted average partners’ capital (1)	(4.21	% )	(1.03	% )	(4.21	% )
Carried Interest	-		-		-
Ratio of expenses and carried interest to weighted average partners’ capital	(4.21	% )	(1.03	% )	(4.21	% )
Partners’ capital, end of year	$230,996,992		$1,096		$230,995,896
Portfolio turnover rate (7)	0.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
For the Years Ended December 31, 2012, 2011, 2010, 2009, and for the period
  August 11, 2008 (commencement of operations) through December 31, 2008

For the period from August 11, 2008 (commencement of operations) to December 31, 2008
	Total		General Partner(1)		Limited Partner
Total return (2) (6)
Before Carried Interest	(3.53	% )	(1.46	% )	(3.53	% )
Carried Interest (3)	-		-		-
After Carried Interest	(3.53	% )	(1.46	% )	(3.53%)
Internal rate of return (4)	(9.68	% )	(3.70	% )	(9.68	% )
Ratio of net investment income to weighted average partners’ capital (5)	5.07%		10.40%		5.07%
Ratio of expenses to weighted average partners’ capital (1) (5)	(6.88	% )	(2.10	% )	(6.88	% )
Carried Interest	-		-		-
Ratio of expenses and carried interest to weighted average partners’ capital	(6.88	% )	(2.10	% )	(6.88	% )
Partners’ capital, end of year	$140,316,704		$985		$140,315,719
Portfolio turnover rate (6) (7)	0.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2)  Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3) The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)  Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.

(5) Annualized.
(6) Not annualized. (7) Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.

(concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 91.8% of the Master Fund at December 31, 2012 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC and PNMAC Mortgage Co (FI), LLC (the companies are referred to collectively as the “Mortgage Investments”), as well as investments in mortgage-backed securities.

•	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgages.
•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns mortgage-backed securities (“MBS”) resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns MBS resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”). The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At December 31, 2012, the Master Fund owned 68% of PNMAC Mortgage Co (FI), LLC.

Through their mortgage servicing agreements with PennyMac Loan Services, LLC (“PLS”), the Mortgage Investments proactively work with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

The Mortgage Investments seek to maximize the value of the mortgage loans that they acquire based on whether the acquired loans are performing or nonperforming:
•
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once a Mortgage Investment has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•
When loan modifications and other efforts are unable to cure distressed loans, the Mortgage Investments’ objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies topic of the Codification and the AICPA Audit and Accounting Guide: Investment Companies. These rules do not permit the Master Fund to consolidate its ownership interest in its investments.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Fund carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such loans or investments existed, or had such loans or investments been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Mortgage-Backed Securities
The Fund records MBS on the trade date basis of accounting. The Fund’s investments in MBS are carried at their estimated fair values with changes in the estimated fair value of MBS recognized in current period results of operations. Changes in cost arising from amortization of purchase premiums and accrual of unearned discounts are recognized as a component of interest income. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. The Master Fund categorizes its investment in non-Agency MBS as a “Level 3” fair value financial statement item due to the present lack of an active market for such securities.

Interest Income Recognition
Interest income on MBS is recognized over the life of the security using the interest method. The Investment Manager estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Investment Manager updates its cash flow estimates monthly.

Mortgage Investments
The Mortgage Investments are valued based on the proportionate share of the fair value of the underlying assets and liabilities of companies comprising the Mortgage Investments given that the loans or loan participation interest and real estate acquired in settlement of loans held by the Mortgage Investments represent substantially all of the net asset value held by these entities. Because the values of the Mortgage Investments have been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items. Changes in the estimated fair value of the Mortgage Investments are recognized in current period results of operations.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase represent the discounted value of the borrowings using the rate required to finance such borrowings as of period end. Due to the lack of available market information, the Investment Manager has classified securities sold under agreements to repurchase as “Level 3” financial instruments. The Master Fund carries securities sold under agreements to repurchase at the accrued cost of the agreements, which approximates the agreements’ fair values.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest expense. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments. All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax return for the fiscal year ended December 31, 2011 or expected to be taken on the tax returns for the fiscal year ended December 31, 2012. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2012, open federal and state income tax years include the tax years ended December 31, 2009 through 2012 and December 31, 2008 through 2012, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such taxes.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities but were recallable by the Master Fund for purposes of making new investments through December 31, 2011. Following is a summary of capital distribution priorities:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Note 3—Fair Value

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis for the year ended December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Short-term investment	$56,117,906	$—	$—	$56,117,906
PNMAC Mortgage Co. Funding, LLC	—	—	151,835,167	151,835,167
PNMAC Mortgage Co. Funding II, LLC	—	—	102,662,950	102,662,950
PNMAC Mortgage Co (FI), LLC	—	—	32,034,909	32,034,909
PNMAC Mortgage Co., LLC	—	—	14,424,116	14,424,116
Mortgage-backed security	—	—	5,019,339	5,019,339
	$56,117,906	$—	$305,976,481	$362,094,387

The collateral type of the mortgage-backed security is non-agency distressed and non-performing mortgage loans. There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2012.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the year ended December 31, 2012:

	PNMAC Mortgage Co. Funding, LLC	PNMAC Mortgage Co. Funding II, LLC	PNMAC Mortgage Co (FI), LLC	PNMAC Mortgage Co., LLC	Mortgage-backed security	Total
Assets
Balance at January 1, 2012	$197,887,627	$-	$35,335,154	$84,496,702	$217,994,223	$535,713,706
Purchases	-	5,120,000	107,558	15,000,000	34,150,009	54,377,567
Transfers among Mortgage Investments*:
Mortgage loans	(93,180,249)	163,568,722	-	(70,388,473)	-	-
Reserve account	(1,408,073)	1,408,073	-	-	-	-
MBS	109,974,997	(80,256,529)	-	-	(29,718,468)	-
Servicing advances	9,610,400	9,565,559	-	-	-	19,175,959
Repayments	-	-	-	-	(75,871,395)	(75,871,395)
Sales	(78,619,999)	(1,000,000)	-	(5,700,000)	(149,450,833)	(234,770,831)
Accrual of unearned discount	-	-	-	-	3,706,912	3,706,912
Realized gains/(losses)	-	-	-	-	(3,162,057)	(3,162,057)
Changes in fair value**	7,570,464	4,257,125	(3,407,803)	(8,984,113)	7,370,948	6,806,621
Balance at December 31, 2012	$151,835,167	$102,662,950	$32,034,909	$14,424,116	$5,019,339	$305,976,481
Changes in fair value recognized during the year relating to assets still held at December 31, 2012	$7,570,464	$4,257,124	$(3,407,803)	$(8,984,113)	$(824,505)	$(1,388,831)
*See Note 10- Transactions with Affiliates
**Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans held by the Mortgage Investments totaled
        $9,346,166 for the year ended December 31, 2012.

The following table presents a roll forward of the liabilities for which Level 3 inputs were used to determine value for the year ended December 31, 2012:

Securities sold under agreements to repurchase
Liabilities
Balance at January 1, 2012	$174,532,300
Sales	30,340,500
Repurchases	(204,872,800)
Balance at December 31, 2012	$-

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Valuation Techniques and Assumptions

The following describes the methods used in estimating the fair values of Level 2 and Level 3 financial statement items:

Mortgage Investments

The Master Fund’s primary investments are the Mortgage Investments. Summarized financial information for these investments are presented in Note 4—Mortgage Investments below. Most of the Mortgage Investments’ assets are mortgage loans and real estate acquired in settlement of loans which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of these assets.

Mortgage Loans

The mortgage loans carried by Mortgage Investments are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s Financial Analysis and Valuation (“FAV”)  staff computes the effect on the valuation of changes in input variables such as interest rates, home prices, and delinquency status and history in order to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the Investment Manager’s Valuation Committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect of changes in respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date on the loan’s fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow	Discount rate	9.0% - 18.2%
(12.6)%
	Twelve-month housing price index change	0.3% - 5.1%
(1.1)%
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 3.6% (2.2)%
	Total Prepayment speed (Life total CPR) (2)	1.3% - 25.1%
(19.6)%

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Real Estate Acquired in Settlement of Loans

The Mortgage Investments measure their investments in real estate acquired in settlement of loans at the respective properties’ estimated fair values. Fair value of real estate acquired in settlement of loans is based on a broker’s price opinion, full appraisal, or the price given in a current contract for sale of the property.

Mortgage-Backed Security

The Funds’ investment in MBS are non-Agency MBS. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association.

Fair value of non-Agency MBS is determined based on whether the MBS is backed by loans held by the Master Fund or the Mortgage Investments, or by non-affiliates. MBS backed by mortgage loans held by the Master Fund or the Mortgage Investments are valued using the approach described under Mortgage Loans above. Fair value of MBS issued by non-affiliates is estimated using broker indications of value. For indications of value received, the FAV staff reviews the price indications provided by non-affiliate brokers for completeness, accuracy and consistency across all similar bonds managed by the Investment Manager. Bond-level analytics such as yield, weighted average life and projected prepayment and default speeds of the underlying collateral are computed. The reasonableness of the brokers’ indications of value and of changes in value from period to period is evaluated in light of the analytical review performed and considering market conditions.

The review of the FAV staff is reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results. The Investment Manager has not and does not intend to adjust its fair value estimates to amounts different than the brokers’ indications of value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s MBS are discount rates, prepayment speeds, default speeds and loss severities in the event of default (or “collateral remaining loss percentage”). Significant changes in any of those inputs in isolation could result in a significant change in fair value measurement. Changes in these assumptions are not directly correlated, as they may be separately affected by changes in collateral characteristics and performance, servicer behavior, legal and regulatory actions, economic and housing market data and market sentiment.

Following is a quantitative summary of key assumptions used by the Investment Manager’s valuation staff to evaluate the reasonableness of the fair value of MBS:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow of underlying distressed mortgage loans	Discount rate	9.3% - 13.8%
(12.2)%
	Twelve-month housing price index change	0.1% - 2.1%
(1.4)%
	Voluntary Prepayment speed (Life voluntary CRR) (1)	1.6% - 3.2% (2.2)%
	Total Prepayment speed (Life total CPR) (2)	12.6% - 25.1%
(20.4)%

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are carried at the accrued cost of the agreements, which approximates fair value, due to the relatively short term nature of such contracts.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

Estimating cash flows is subject to a number of assumptions that are subject to uncertainties, including the amount and timing of principal payments (including prepayments, repurchases, defaults and liquidations), the pass-through or coupon rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans underlying the securities. The Investment Manager applies its judgment in developing its estimates. However, these uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Fund’s estimates and interest income.

There were no outstanding repurchase agreements at December 31, 2012.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Note 4—Mortgage Investments
Following is a summary of the condensed balance sheet of the Master Fund’s investments in the Mortgage Investments as of December 31, 2012:

	PNMAC Mortgage Co. Funding, LLC	PNMAC Mortgage Co., LLC	PNMAC Mortgage Co. Funding II, LLC	PNMAC Mortgage Co (FI), LLC
Assets:
Cash and short-term investments	$8,551,256	$6,540,391	$1,606,799	$-
Mortgage loans at fair value	177,552,386	11,402,400	131,683,402	28,018,801
Real estate acquired in settlement of loans at fair value	18,700,561	1,080,303	8,852,068	876,745
Other assets	15,363,821	1,717,656	13,277,313	18,473,848
	220,168,024	20,740,750	155,419,582	47,369,394
Liabilities:
Collateralized borrowings	67,373,616	5,032,275	52,394,198	-
Other liabilities	959,241	1,284,359	362,433	192,543
	68,332,857	6,316,634	52,756,632	192,543

Members equity	$151,835,167	$14,424,116	$102, 662,950	$47,176,851

Master Fund's investment in Mortgage Investments at December 31, 2012	$151,835,167	$14,424,116	$102, 662,950	$32,034,909

Following is a summary of distributions from the Mortgage Investments for the year ended December 31, 2012:

	Dividends	Return of capital	Distributions in-kind*	Total distributions
PNMAC Mortgage Co Funding, LLC	$-	$78,619,999	$169,364,918	$247,984,917
PNMAC Mortgage Co., LLC	19,175,959	5,700,000	74,776,596	99,652,555
PNMAC Mortgage Co Funding II, LLC	-	1,000,000	80,256,529	81,256,529
PNMAC Mortgage Co (FI), LLC	6,948,948	-	-	6,948,948
	$26,124,907	$85,319,999	$343,574,002	$435,842,949

*See “Note 10- Transactions with Affiliates” for further information on Distributions-In-Kind

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Concentrations of Credit Risk

The Mortgage Investments have assumed a concentration of credit risk in connection with their investments in mortgage loans and real estate acquired in settlement of loans. The following is a summary of the distribution of loans included in the Mortgage Investments’ portfolios as measured by fair value at December 31, 2012 and represents the Master Fund’s proportionate interest in such assets:
Loan Type	Fair value	% Partners’ capital	Weighted average note rate
ARM/Hybrid	$163,358,056	45.23%	5.49%
Fixed	146,071,973	40.43%	6.02%
Step Rate	36,530,748	10.11%	2.31%
Balloon	2,652,171	0.73%	9.97%
Other	44,041	0.01%	7.00%
Total Portfolio	$348,656,989	96.51%	5.38%

Loan Age1	Fair value	% Partners’ capital	Weighted average note rate
Less than 24 months	$120,320	0.03%	5.52%
24 – 36 months	1,285,119	0.36%	4.88%
36 – 48 months	2,308,714	0.64%	4.94%
48 – 60 months	25,924,333	7.18%	5.77%
60 months or more	319,018,503	88.30%	5.35%
Total Portfolio	$348,656,989	96.51%	5.38%

Lien Position	Fair value	% Partners’ capital	Weighted average note rate
1st lien	$347,390,523	96.16%	5.28%
2nd lien	1,266,466	0.35%	7.62%
Total Portfolio	$348,656,989	96.51%	5.38%

Current Loan-to-Value2	Fair value	% Partners’ capital	Weighted average note rate
Less than 80	$32,866,642	9.10%	5.79%
80% - 99.99%	55,279,744	15.30%	5.41%
100% - 119.99%	72,436,162	20.05%	5.58%
120% or Greater	188,074,441	52.06%	5.28%
Total Portfolio	$348,656,989	96.51%	5.38%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Payment Status	Fair value	% Partners’ capital	Weighted average note rate
Current3	$119,985,061	33.21%	4.07%
30 days delinquent	17, 883,597	4.95%	4.14%
60 days delinquent	14,888,100	4.12%	4.22%
90 days or more delinquent	54,641,007	15.12%	5.97%
In Foreclosure4	141,259,224	39.11%	6.56%
Total Portfolio	$348,656,989	96.51%	5.38%

1 Loan Age reflects the age of the loan as of December 31, 2012.
2 Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the      value of the property securing the liens (“Value”) as of December 31, 2012.

3 Current loans include loans in and adhering to a forbearance plan as of December 31, 2012.
4 Loans “In Foreclosure” include loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of December 31, 2012.  This category does not include real estate acquired in settlement of loans.

Following is a summary of the distribution of real estate acquired in settlement of loans:

Geographic Distribution	Fair value	% Partners’ capital
California	$10,028,155	2.78%
Florida	2,615,301	0.72%
Michigan	1,674,581	0.46%
Virginia	1,201,700	0.33%
South Carolina	1,086,987	0.30%
Other	13,205,693	3.66%
Total Portfolio	$29,812,417	8.25%

Note 5 – Mortgage-Backed Security

The mortgage-backed security held by the Master Fund as of December 31, 2012 was issued by SWDNSI Trust Series 2010-2, a statutory trust created by PNMAC Mortgage Co, LLC. It is secured by non-agency distressed and non-performing mortgage loans and had a market yield based on its fair value of 5.87% as of December 31, 2012.

Note 6 – Securities Sold Under Agreements to Repurchase

During the year ended December 31, 2012, the Master Fund entered into short-term financing arrangements to sell certain of its investment securities under agreements to repurchase (“repurchase agreements”). The repurchase agreements were collateralized by certain of the Master Fund’s mortgage-backed securities. All securities underlying repurchase agreements were delivered to the counterparty during the period they were outstanding. All agreements are to repurchase the same or substantially identical securities. All repurchase agreements were repaid during the year ended December 31, 2012.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Financial data pertaining to securities sold under agreements to repurchase were as follows for the year ended December 31, 2012:

Weighted-average interest rate at end of year	N/A
Weighted-average interest rate during the year	1.12%
Average balance of securities sold under agreements to repurchase	$132,860,011
Maximum daily amount outstanding	$162,213,300
Total interest expense	$1,491,716
Fair value of MBS securing agreements to repurchase at year-end	$-

The Fund was subject to margin calls during the period the agreements were outstanding and therefore was required to repay a portion of the borrowings before the respective agreements matured if the value of the MBS or mortgage loans securing those agreements decreased.

Note 7—Investment Transactions

For the year ended December 31, 2012, the Master Fund purchased the following investments:

	Purchases/ contributions	Contributions in-kind*	Total additional investments
PNMAC Mortgage Co Funding, LLC	$-	$194,361,993	$194,361,993
PNMAC Mortgage Co., LLC	15,000,000	4,388,123	19,388,123
PNMAC Mortgage Co Funding II, LLC	5,120,000	174,542,354	179,662,354
PNMAC Mortgage Co (FI), LLC	107,558	-	107,558
Mortgage backed securities	34,150,009	-	34,150,009
	$54,377,567	$373,292,470	$427,670,037

For the year ended December 31, 2012, the Master Fund received the following distributions from its investments:

	Return of capital & dividends	Distributions in-kind*	Total distributions
PNMAC Mortgage Co Funding, LLC	$78,619,999	$169,364,918	$247,984,917
PNMAC Mortgage Co., LLC	24,875,959	74,776,596	99,652,555
PNMAC Mortgage Co Funding II, LLC	1,000,000	80,256,529	81,256,529
PNMAC Mortgage Co (FI), LLC	6,948,948	-	6,948,948
	$111,444,906	$324,398,043	$435,842,949

*See “Note 10- Transactions with Affiliates” for further information on Contributions in-kind and Distributions-in-kind.

Note 8—Investment Advisory, Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011, and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

Investment advisory fees for the year ended December 31, 2012 were $5,470,625. Of this amount, $1,233,402 was payable to the Investment Manager at year-end.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. The administration expense for the year ended December 31, 2012 was $191,529.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting for the mortgage loans held in the mortgage subsidiaries. The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee charged to the Master Fund for the year ended December 31, 2012 was $59,881.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund's average daily market value subject to an annual minimum fee of $4,800. Custody fees charged to the Master Fund for the year ended December 31, 2012 were $20,279.

Note 9—Directors and Officers

The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. The Fund and Master Fund share the same board of directors. All directors’ fees and expenses are paid by the Master Fund. On May 30, 2012, the fees payable to the independent directors were modified effective January 1, 2012, to provide the independent directors an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings, along with a one-time lump sum payment of $12,000 as compensation for additional meetings during the last quarter of 2011 and first quarter of 2012. The audit committee chair receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred for the year ended December 31, 2012 were $338,635. Of this amount, $74,455 was payable at year-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 10—Transactions with Affiliates

As of December 31, 2012, the receivable from affiliate of $168,576 primarily represents an interest payment receivable from PNMAC Mortgage Co. Funding on a security the Master Fund owned, as well as funds due from the Master Fund’s Mortgage Investments for expenses paid on the Mortgage Investments’ behalf.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

On April 30, 2012, the Master Fund received the following assets and borrowings from PNMAC Mortgage Co. Funding, LLC and subsequently contributed them to PNMAC Mortgage Co. Funding II, LLC:
•	Mortgage loans and real estate acquired in settlement of loans with a cost of $157,273,233 and fair value of $163,568,722
•	Mortgage backed securities payable which were secured by the above-mentioned loans at a cost of $78,808,472 and fair value of $80,256,529
•	The reserve account attributable to the securities at a cost and fair value of $1,408,073.

On September 14, 2012, the following transactions occurred:
•
The Master Fund received mortgage loans and real estate acquired in settlement of loans with a cost of $69,563,850 and fair value of $74,776,596 from PNMAC Mortgage Co., LLC and subsequently contributed them to PNMAC Mortgage Co. Funding, LLC

•
The Master Fund received mortgage loans and real estate acquired in settlement of loans with a cost of $4,815,128 and fair value of $4,388,123 from PNMAC Mortgage Co. Funding, LLC and subsequently contributed them to PNMAC Mortgage Co., LLC

•	The Master Fund contributed a mortgage backed security with a cost of $29,254,203 and fair value of $29,718,468 to PNMAC Mortgage Co. Funding, LLC.

On December 31, 2012, the Master Fund received a dividend distribution of servicing advances attributable to the loans previously transferred with a cost and fair value of $19,175,959 from PNMAC Mortgage Co., LLC and then subsequently contributed $9,610,400 of the advances to PNMAC Mortgage Co. Funding, LLC and $9,565,559 of the advances to PNMAC Mortgage Co. Funding II, LLC.

During the year ended December 31, 2012, the Master Fund received the following from its Mortgage Investments:

	Dividends	Return of capital
PNMAC Mortgage Co Funding, LLC	$-	$78,619,999
PNMAC Mortgage Co., LLC	19,175,959	5,700,000
PNMAC Mortgage Co Funding II, LLC	-	1,000,000
PNMAC Mortgage Co (FI), LLC	6,948,948	-
	$26,124,907	$85,319,999

As of December 31, 2012, $29,784,720 in carried interest has been reallocated from the limited partners’ capital account to the General Partner’s capital account of which $5,312,099 was allocated in the year ended December 31, 2012 (as described in Note 2).

The Master Fund incurred management fees of $5,470,625 during the year ended December 31, 2012, of which $1,233,402 was payable to the Investment Manager at year end.

PLS acts as the principal mortgage servicer for all mortgages owned by the Mortgage Investments. The servicing agreement with the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to the cumulative profit, if any, of the servicing operations attributable to the Mortgage Investments, and conversely, charge the Mortgage Investments if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS to the Mortgage Investments before such waiver amounted to $5,237,510 for the year ended December 31, 2012.  Total servicing fees after the rebate were reduced to $4,366,103 for the year ended December 31, 2012.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. For the year ended December 31, 2012, the Master Fund received $40,513 of dividend income from this short-term investment.

Note 11—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

Investments in MBS and mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments and any mortgage-backed securities into which such mortgage loans have been securitized.

Investments in real estate acquired in settlement of loans are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in loans held by the Mortgage Investments will decline in value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in value if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested. An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Investments. The value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the year ended December 31, 2012

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

Note 12—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund received dividends from a related party in the amount of $1,832,404, returns of capital from its investments in the mortgage companies totaling $5,000,000, and made distributions to its limited partner of $59,411,859.

*****

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP:

We have audited the accompanying statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), including the schedule of investments, as of December 31, 2012, and the related statements of operations and cash flows for the year then ended, the statement of changes in partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 11, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian; where replies were not received from the custodian, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP as of December 31, 2012, the results of its operations and its cash flows for the year then ended, the changes in its partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 11, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include investments in mortgage-backed securities, investment in PNMAC Mortgage Co, Funding LLC, investment in PNMAC Mortgage Co, Funding II, LLC, investment in PNMAC Mortgage Co (FI), LLC and investment in PNMAC Mortgage Co., LLC, valued at $305,976,481 (84.3% of total assets) as of December 31, 2012, whose fair values have been estimated by management in the absence of readily determinable fair values.

/s/ Deloitte & Touche LLP

February 28, 2013
Los Angeles, California

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held
Independent Directors
Nancy Corsiglia (47) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Chairman	Indefinite Term. Served since August 25, 2010.	Managing Director of Strategic Risk Associates, LLC since 2012. Previously, Executive Vice President–Finance and Chief Financial Officer of the Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.	2	Trustee of the Stoneleigh-Burnham School and Member of Board of Directors of Partners for Haitian Children. Previously served on the Board of Directors of the National Symphony Orchestra
Thomas P. Gybel (45) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Chairman ; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Senior advisor to Galileo Weather Risk Management, LLC since 2009. Previously, Managing Director of White Mountains Capital Inc. from 2008 to 2010, and Managing Director of Global Finance for Deutsche Bank Securities Inc. from 2004 to 2007.	2	Member of Board of Directors and Chairman of the Special Committee of Ambac Assurance Corporation and Member of Board of Directors of Det Danske Suzuki Institut
Peter W. McClean (69) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member ; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Northeast Bank, AZL Variable Insurance Products Trust and AZL Fund of Funds Trust (Allianz Funds), and Family Health International (non-profit)

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held
Interested Directors
David A. Spector (49) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director, President, Chief Investment Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2	None
Officers
Stanford L. Kurland (60) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2	None
David M. Walker (57) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Credit Officer	Indefinite Term. Served since May 29, 2008.	Chief Credit Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None
Anne D. McCallion (58) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Chief Financial Officer of the Investment Advisor; formerly Senior Managing Director and Deputy Chief Financial Officer for Countrywide Financial Corporation	2	None
Jeff Grogin (52) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Secretary, Authorized person	Indefinite Term. Served since May 29, 2008.	Chief Legal Officer of the Investment Advisor; Chief Administrative & Legal Officer of PNMAC	2	None
Gino Malaspina (44) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Compliance Officer	Indefinite Term. Served since July 16, 2012	Chief Compliance Officer of the Investment Advisor; Director, Cipperman Compliance Services, LLC; formerly, Associate Attorney and Law Clerk, Stradley Ronon Stevens & Young, LLP	2	None

Name, Age and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held
Vandad Fartaj (38) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Capital Markets Officer	Indefinite Term. Served since March 3, 2010	Chief Capital Markets Officer of the Investment Advisor; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation	2	None
Andy S. Chang (35) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Development Officer	Indefinite Term. Served since May 29, 2008	Chief Development Officer of the Investment Advisor; formerly, Director at Blackrock and leader of its Advisory Services practice	2	None

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-224-7442.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$158,025	$149,500
Audit-Related Fees	$0	$ 0
Tax Fees	$20,000	$20,700
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not including any sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, David M. Walker, Andy S. Chang, and Vandad Fartaj. The titles, business experience, and length of service of Messrs. Kurland, Spector, Walker, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (60) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008
Chairman and Chief Executive Officer of PennyMac Financial Services, Inc. (since 2008) and  Private National Mortgage Acceptance Company, LLC (since 2008); Chairman of PennyMac Loan Services, LLC (since 2008); Chairman of the Board of Trustees of PennyMac Mortgage Investment Trust (since 2009).
Chairman and Chief Executive Officer of the Investment Adviser

David A. Spector (49) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Investment Officer	Served since May 29, 2008
President and Chief Operating Officer of PennyMac Financial Services, Inc. (since 2008); President and Chief Investment Officer of Private National Mortgage Acceptance Company, LLC (since 2008); Member of the Board of Directors of PNMAC Mortgage Opportunity Fund, LLC (since 2008) and  PNMAC Mortgage Opportunity Fund, LP (since 2008) and Member of the Board of Trustees of PennyMac Mortgage Investment Trust (since 2009).

As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

David M. Walker (57) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Credit Officer	Served since May 29, 2008
Chief Credit Officer of PennyMac Financial Services, Inc. (since 2008) and Private National Mortgage Acceptance Company, LLC (since 2008); Chief Operating Officer of Private National Mortgage Acceptance Company, LLC (since 2011).

As Chief Credit Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims.

Andy S. Chang (35) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Development Officer	Served since May 29, 2008
Chief Business Development Officer of PennyMac Financial Services, Inc. (since 2008) and Private National Mortgage Acceptance Company, LLC (since 2009). Formerly, Chief Fund Administration Officer of Private National Mortgage Acceptance Company, LLC (2008 to 2009) and Director at Blackrock and a senior member of  its Advisory Services practice (2005 to 2008).
As Chief Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.
Vandad Fartaj (38) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Capital Markets Officer	Served since March 3, 2010
Chief Capital Markets Officer of PennyMac Financial Services, Inc. (since 2008) and Private National Mortgage Acceptance Company, LLC (since 2010); Formerly, Managing Director, Capital Markets, for Private National Mortgage Acceptance Company, LLC (2008 to 2010), and Vice President, Whole Loan Trading for Countrywide Securities Corporation (1999 to 2008).
As Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2012:

Name Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$692,438,986	2	$692,438,986
Other pooled investment vehicles	3	$1,528,282,969	2	$1,431,755,966
Other accounts				$0
David A. Spector
Registered investment companies	2	$692,438,986	2	$692,438,986
Other pooled investment vehicles	3	$1,528,282,969	2	$1,431,755,966
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$692,438,986	2	$692,438,986
Other pooled investment vehicles	3	$1,528,282,969	2	$1,431,755,966
Other accounts				$0
David M. Walker
Registered investment companies	2	$692,438,986	2	$692,438,986
Other pooled investment vehicles	3	$1,528,282,969	2	$1,431,755,966
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$692,438,986	2	$692,438,986
Other pooled investment vehicles	3	$1,528,282,969	2	$1,431,755,966
Other accounts				$0

 Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other Accounts"). Investment opportunities will be apportioned among the Fund and Other Accounts pursuant to an allocation methodology that assesses the risk/expected return of loans in a given population such that each Fund and Other Accounts receive a pro-rata share based on capital available for investment. There is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(3) Compensation:

Messrs. Kurland, Spector, Walker, Chang, and Fartaj receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. During the year ended December 31, 2012, Messrs. Kurland, Spector, Walker, Chang, and Fartaj received from one of the managed accounts restricted stock units, which vest over a four year period.  None of Messrs. Kurland, Spector, Walker, Chang and Fartaj receive any direct compensation from the Registrant.

(4) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2012:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
David M. Walker	None
Andy S. Chang	None
Vandad Fartaj	None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By  /s/  Stanford L. Kurland
              Stanford L. Kurland, CEO

Date   March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Stanford L. Kurland
              Stanford L. Kurland, CEO

Date   March 7, 2013

By  /s/  Stanford L. Kurland
              Stanford L. Kurland, CEO

Date   March 7, 2013

By (Signature and Title)    /s/ Anne D. McCallion
                                                    Anne D. McCallion, CFO

Date   March 7, 2013